Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Notional Amounts of Derivatives
The notional amounts of these derivatives as of December 31, 2014 were as follows:

$ in millions
Forward exchange and options for conversion of:
Euros into Dollars	18.6

Japanese Yen into Dollars	34.2

Dollars into NIS	43.1

Korean Won into Dollars	25.1

Chinese Yuan into Dollars	13.1

Taiwan Dollars into Dollars	27.7

Dollars into British Pounds	39.9

Activity in Accumulated Other Comprehensive Income (Loss)

The following table summarizes activity in accumulated other comprehensive income (loss) related to derivatives classified as foreign currency cash flow hedges held by the Company during the reported years:

	Year ended December 31
	2014	2013	2012
	$ in thousands
Balance at beginning of year	409	628	(600)
Unrealized gains (losses) from derivatives	(2,364)	2,050	636
Reclassifications into earnings from other comprehensive income (loss):
included in revenues	(1,917)	(809)	(888)
included in various statements of operations items	1,667	(1,519)	1,634
Tax effect	277	59	(154)

Balance at end of year	(1,928)	409	628

Company's Assets and Liabilities Measured on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2014 and 2013, consistent with the fair value hierarchy provisions of the applicable accounting rules:

	Level 1	Level 2	Total
December 31, 2014:
Assets:
Marketable securities	5,890		5,890

Derivative assets not designated as hedging instruments		1,665	1,665

Liabilities -
Derivative liabilities designated as hedging instruments		1,891	1,891

Derivative liabilities not designated as hedging instruments		218	218

December 31, 2013:
Assets:
Derivative assets designated as hedging instruments		361	361

Derivative assets not designated as hedging instruments		958	958

Liabilities -
Derivative liabilities not designated as hedging instrument		131	131